BASIC AND DILUTED INCOME PER SHARE - Additional Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Share options
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	4,898,088	4,625,394	4,856,301	4,625,394
Restricted Share Units
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	593,907	0	593,907	0
Contingently Issuable Shares
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)			0	0
Plan and Founders Award
Earnings per share [line items]
Number of share options outstanding in share-based payment arrangement (in shares)	5,462,228	5,705,780	5,462,228	5,705,780	5,852,864	5,562,984